UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Helix Investment Partners LLC
Address: 1801 Avenue of the Stars
         Suite 1240
         Los Angeles, CA  90067-5806

13F File Number:  28-10081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phillip A Faigley
Title:     Chief Operations Officer
Phone:     (310) 788-8724

Signature, Place, and Date of Signing:

     Phillip A Faigley     Los Angeles, CA     May 08, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     76

Form13F Information Table Value Total:     $169,795,194 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALARIS MED INC                 COM              11637105   1098900   165000 SH       SOLE                   165000
ALEXION PHARMACEUTICALS INC    SB NT CV 5.75%07 015351AB5  4672000  7300000 PRN      SOLE                  7300000
ALKERMES INC                   COM              01642T108   530283    33122 SH       SOLE                    33122
ALKERMES INC                   SUB NT CV3.75%07 01642TAB4  6371200  9955000 PRN      SOLE                  9955000
ALLEGIANCE TELECOM INC         COM              01747T102   221796   121200 SH       SOLE                   121200
AMKOR TECHNOLOGY INC           NOTE 5.000% 3/1  031652AH3  4500000  9000000 PRN      SOLE                  9000000
AVAYA INC                      NOTE 10/3        053499AA7  4810000 13000000 PRN      SOLE                 13000000
CELL THERAPEUTICS INC          COM              150934107    41707     7640 SH       SOLE                     7640
CELL THERAPEUTICS INC          NOTE 5.750% 6/1  150934AC1  1500000  3000000 PRN      SOLE                  3000000
CEPHALON INC                   NOTE 5.250% 5/0  156708AC3 10580000 11500000 PRN      SOLE                 11500000
CHARTER COMMUNICATIONS INC DEL CL A             16117M107   163200    40000 SH       SOLE                    40000
CHARTER COMMUNICATIONS INC DEL NOTE 5.750% 10/1 16117MAB3  2625000  5000000 PRN      SOLE                  5000000
CHECKFREE CORP NEW             COM              162813109   444458    28418 SH       SOLE                    28418
CHECKFREE HLDGS CORP           NOTE 6.500% 12/0 162816AC6  6668550  7665000 PRN      SOLE                  7665000
CHECKPOINT SYS INC             SB DB CV 5.25%05 162825AB9  4608000  5120000 PRN      SOLE                  5120000
COEUR D ALENE MINES CORP IDAHO SR SB NT CV 03   192108AH1  1852200  1323000 PRN      SOLE                  1323000
COEUR D ALENE MINES CORP IDAHO COM              192108108   134499    79585 SH       SOLE                    79585
CONEXANT SYSTEMS INC           COM              207142100   162000   100000 SH       SOLE                   100000
CONEXANT SYSTEMS INC           SUB NT CONY 4707 207142AF7  4752000 10800000 PRN      SOLE                 10800000
CONEXANT SYSTEMS INC           SB NT CV 4.25%06 207142AB6  2072300  3910000 PRN      SOLE                  3910000
CORECOMM LTD NEW               NOTE 6.000% 10/0 21869NAC9    23000  2300000 PRN      SOLE                  2300000
CORECOMM LTD NEW               COM              21869Q108     2980    74500 SH       SOLE                    74500
CURAGEN CORP                   COM              23126R101    66836    12130 SH       SOLE                    12130
CURAGEN CORP                   SUB DEB CV 6%07  23126RAC5  4830000  7000000 PRN      SOLE                  7000000
CV THERAPEUTICS INC            COM              126667104   614460    33000 SH       SOLE                    33000
CV THERAPEUTICS INC            SUB NT CV4.75%07 126667AB0  4540600  6220000 PRN      SOLE                  6220000
DOBSON COMMUNICATIONS CORP     CL A             256069105   177160   206000 SH       SOLE                   206000
DURA AUTOMOTIVE SYSTEMS CORP   CL A             265903104   207500    10000 SH       SOLE                    10000
ECHOSTAR COMMUNICATIONS NEW    NOTE 5.75% 5/1   278762AG4  7600000 10000000 PRN      SOLE                 10000000
ENZON INC                      NOTE 4.500% 7/0  293904AB4  2160000  3000000 PRN      SOLE                  3000000
ENZON INC                      COM              293904108   350693    14250 SH       SOLE                    14250
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857  1105308    61922 SH       SOLE                    61922
HUMAN GENOME SCIENCES INC      COM              444903108   185536    13846 SH       SOLE                    13846
HUMAN GENOME SCIENCES INC      SUB NT CV 5%07   444903AF5  1510000  2000000 PRN      SOLE                  2000000
HUMAN GENOME SCIENCES INC      SB NT CV 3.75%07 444903AH1  6720300  9956000 PRN      SOLE                  9956000
HUTCHINSON TECHNOLOGY INC      SB NT CV 6%05    448407AC0  2548000  2800000 PRN      SOLE                  2800000
HUTCHINSON TECHNOLOGY INC      COM              448407106   974309    62296 SH       SOLE                    62296
IMCLONE SYS INC                SUB NT CV 5.5%05 45245WAD1  3500000  5000000 PRN      SOLE                  5000000
IMCLONE SYS INC                COM              45245W109  1805952   207700 SH       SOLE                   207700
INHALE THERAPEUTIC SYS INC     COM              457191104   290701    29275 SH       SOLE                    29275
INHALE THERAPEUTIC SYS INC     SUB NT CV 5%07   457191AF1  2925000  5000000 PRN      SOLE                  5000000
INHALE THERAPEUTIC SYS INC     SUB NT CV 3.5%07 457191AH7   795000  1500000 PRN      SOLE                  1500000
JUNIPER NETWORKS INC           COM              48203R104    50850     9000 SH       SOLE                     9000
JUNIPER NETWORKS INC           SB NT CV 4.75%07 48203RAA2  8925000 15000000 PRN      SOLE                 15000000
LEAP WIRELESS INTL INC         COM              521863100   151200   140000 SH       SOLE                   140000
MANDALAY RESORT GROUP          COM              562567107  1654200    60000 SH       SOLE                    60000
MANUGISTICS GROUP INC          COM              565011103   886842   145146 SH       SOLE                   145146
MANUGISTICS GROUP INC          SUB NT CONV 5X07 565011AB9  5376000  8400000 PRN      SOLE                  8400000
MISSION RESOURCES CORP         COM              605109107   315560   225400 SH       SOLE                   225400
NEXTEL COMMUNICATIONS INC      CL A             65332V103   128400    40000 SH       SOLE                    40000
PRIMEDIA INC                   COM              74157K101   244000   200000 SH       SOLE                   200000
QUANTA SVCS INC                COM              74762E102    32472     3290 SH       SOLE                     3290
QUANTA SVCS INC                SUB NT CONV 4107 74762EAA0  4353750  6750000 PRN      SOLE                  6750000
REGENERON PHARMACEUTICALS      COM              75886F107    72550     5000 SH       SOLE                     5000
REGENERON PHARMACEUTICALS      NOTE 5.500% 10/1 75886FAB3  5530000  7000000 PRN      SOLE                  7000000
RITE AID CORP                  COM              767754104    98312    41835 SH       SOLE                    41835
SAKS INC                       COM              79377W108    77040     6000 SH       SOLE                     6000
SEPRACOR INC                   COM              817315104   133557    13985 SH       SOLE                    13985
SEPRACOR INC.                  NOTE 5.750% 11/1 817315AQ7  7020000 12000000 PRN      SOLE                 12000000
SIRIUS SATELLITE RADIO INC     COM              82966U103  1567595   415918 SH       SOLE                   415918
SIX FLAGS INC                  COM              83001P109   263785    18255 SH       SOLE                    18255
SYNAGRO TECHNOLOGIES INC       COM NEW          871562203   560000   175000 SH       SOLE                   175000
TEKELEC INC                    NOTE 3.250% 11/0 879101AC7  1237500  1500000 PRN      SOLE                  1500000
TERRE INDS INC                 COM              880915103   388960   187000 SH       SOLE                   187000
TYCO INTL LTD GROUP S A        DBCV 2/1         902118AW8  6850000 10000000 PRN      SOLE                 10000000
TYCO INTL LTD NEW              COM              902124106  1013250    75000 SH       SOLE                    75000
TYCO INTL LTD NEW              NOTE 11/1        902124AC0  9532500 15500000 PRN      SOLE                 15500000
VECTOR GROUP LTD               NOTE 6.250% 7/1  92240MAC2  2826000  3600000 PRN      SOLE                  3600000
VECTOR GROUP LTD               COM              92240M108  1193280    67800 SH       SOLE                    67800
VERTEX PHARMACEUTICALS INC     COM              92532F100   453138    27834 SH       SOLE                    27834
VERTEX PHARMACEUTICALS INC     SUB NT CV 5%07 _ 92532FAD2  6080000  8000000 PRN      SOLE                  8000000
VINTAGE PETE INC               COM              927460105   505750    42500 SH       SOLE                    42500
VIROPHARMA INC                 COM              928241108    65131    45546 SH       SOLE                    45546
VIROPHARMA INC                 SB NT CV 6%07    928241AC2   846000  2350000 PRN      SOLE                  2350000
WINN DIXIE STORES INC          COM              974280109   391309    25100 SH       SOLE                    25100
XM SATELLITE RADIO HLDGS INC   CL A             983759101   229835    31270 SH       SOLE                    31270